UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22424

Investment Company Act File Number

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio

July 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 68.6%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.7%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	35,065	$46,104,201

Total Albania			$46,104,201

Australia — 3.6%
Australia Government Bond, 3.00%, 3/21/47(1)(2)	AUD	95,020	$68,731,843
Australia Government Bond, 3.25%, 6/21/39(1)(2)	AUD	34,500	27,285,249

Total Australia			$96,017,092

Barbados — 0.9%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	21,609	$17,503,290
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	3,039	2,461,590
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	263	234,998
Barbados Government International Bond, 7.00%, 8/4/22(3)	USD	2,128	1,901,432
Barbados Government International Bond, 7.25%, 12/15/21(1)	USD	458	427,085

Total Barbados			$22,528,395

Belarus — 4.2%
Republic of Belarus, 6.875%, 2/28/23(1)(2)	USD	48,040	$51,169,806
Republic of Belarus, 7.625%, 6/29/27(1)(2)	USD	54,900	58,986,481

Total Belarus			$110,156,287

Cyprus — 5.7%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	43,467	$56,227,276
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	14,889	19,404,027
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	57,274	76,817,973

Total Cyprus			$152,449,276

Dominican Republic — 3.3%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	210,500	$4,501,192
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,386,500	29,527,082
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,008,800	22,010,645
Dominican Republic, 15.00%, 4/5/19(1)	DOP	584,500	13,389,514
Dominican Republic, 15.00%, 4/5/19(3)	DOP	75,000	1,718,073
Dominican Republic, 15.95%, 6/4/21(1)	DOP	201,300	5,043,512
Dominican Republic, 16.00%, 7/10/20(1)	DOP	320,000	7,790,280
Dominican Republic, 16.95%, 2/4/22(1)	DOP	98,000	2,586,247

Total Dominican Republic			$86,566,545

Ecuador — 0.9%
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	15,933	$16,968,645
Republic of Ecuador, 10.50%, 3/24/20(3)	USD	6,358	6,771,270

Total Ecuador			$23,739,915

Security	Principal Amount (000’s omitted)		Value
El Salvador — 4.4%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,109	$3,734,054
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	17,931	16,317,210
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	13,206	13,387,582
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	8,000	7,480,000
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	38,315	39,033,406
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	4,964	4,951,590
Republic of El Salvador, 8.625%, 2/28/29(1)(2)	USD	30,010	31,135,375
Republic of El Salvador, 8.625%, 2/28/29(3)	USD	1,062	1,101,825

Total El Salvador			$117,141,042

Georgia — 0.3%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	335	$138,728
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	4,325	1,813,972
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,969	899,328
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,632	1,236,051
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	8,630	3,729,637
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	978,102

Total Georgia			$8,795,818

Iceland — 3.6%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,417,026	$13,987,827
Republic of Iceland, 6.50%, 1/24/31	ISK	5,396,002	60,943,696
Republic of Iceland, 8.00%, 6/12/25	ISK	1,807,571	21,261,521

Total Iceland			$96,193,044

Indonesia — 2.8%
Indonesia Government Bond, 7.50%, 8/15/32	IDR	75,742,000	$5,755,687
Indonesia Government Bond, 8.25%, 5/15/36	IDR	394,784,000	31,473,979
Indonesia Government Bond, 8.375%, 3/15/34	IDR	61,365,000	4,964,836
Indonesia Government Bond, 8.75%, 5/15/31	IDR	396,320,000	33,195,221

Total Indonesia			$75,389,723

Kazakhstan — 0.4%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	2,974,820	$9,053,868

Total Kazakhstan			$9,053,868

Macedonia — 5.8%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	37,326	$46,181,556
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	34,257	42,384,439
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	35,673	45,518,477
Republic of Macedonia, 4.875%, 12/1/20(3)	EUR	15,035	19,184,546

Total Macedonia			$153,269,018

New Zealand — 6.9%
New Zealand Government Bond, 2.00%, 9/20/25(1)(4)	NZD	49,936	$38,167,974
New Zealand Government Bond, 2.50%, 9/20/35(1)(4)	NZD	64,912	51,080,403
New Zealand Government Bond, 2.50%, 9/20/40(4)	NZD	51,734	39,436,527
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	66,439	55,860,804

Total New Zealand			$184,545,708

Security	Principal Amount (000’s omitted)			Value
Peru — 3.2%
Peru Government Bond, 6.35%, 8/12/28	PEN	43,462		$14,252,894
Peru Government Bond, 8.20%, 8/12/26	PEN	192,906		71,538,391

Total Peru				$85,791,285

Rwanda — 0.7%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	18,359		$18,939,879

Total Rwanda				$18,939,879

Serbia — 8.3%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	12,252,360		$123,466,619
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	1,964,380		19,945,001
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610		16,914,188
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,029,560		59,175,802
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	87,500		1,052,527

Total Serbia				$220,554,137

Sri Lanka — 8.0%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	4,983,550		$31,691,711
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000		744,479
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000		2,325,597
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000		13,386,099
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	1,699,000		10,479,560
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,452,740		15,505,198
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000		8,518,800
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,785,900		11,246,564
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	2,916,500		18,178,162
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	596,930		3,909,672
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,720,000		11,252,429
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,512,000		9,852,125
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,872,720		12,267,151
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	991,000		6,507,646
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000		648,472
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,151,870		20,379,041
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	553,000		3,522,515
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	287,580		1,893,880
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	238,000		1,566,767
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	390,000		2,598,746
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,270,000		8,508,314
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,273,000		8,583,917
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,550,260		10,337,008

Total Sri Lanka				$213,903,853

Suriname — 1.2%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	31,100		$31,955,250

Total Suriname				$31,955,250

Tanzania — 0.0%(5)
United Republic of Tanzania, 7.421%, 3/9/20(1)(6)	USD	0	(7)	$254

Total Tanzania				$254

Security	Principal Amount (000’s omitted)		Value
Thailand — 2.7%
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	2,557,531	$72,332,341

Total Thailand			$72,332,341

Total Foreign Government Bonds (identified cost $1,713,722,190)			$1,825,426,931

Foreign Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.7%
Banco Hipotecario SA, 22.417%, 1/12/20(1)(6)	ARS	165,870	$9,357,509
YPF SA, 24.104%, 7/7/20(1)(6)	USD	10,071	10,243,909

Total Argentina			$19,601,418

Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(8)	USD	6,900	$3,010,539

Total Azerbaijan			$3,010,539

Ecuador — 0.7%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 6.925%, 9/24/19(1)(6)	USD	6,716	$6,783,532
Petroamazonas EP, 4.625%, 2/16/20(1)	USD	11,180	10,508,082

Total Ecuador			$17,291,614

Georgia — 0.3%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	16,810	$7,077,747
Bank of Georgia JSC, 11.00%, 6/1/20(1)	GEL	4,030	1,702,444

Total Georgia			$8,780,191

Honduras — 0.3%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	7,700	$7,969,500

Total Honduras			$7,969,500

Total Foreign Corporate Bonds (identified cost $62,627,713)			$56,653,262

Sovereign Loans — 3.9%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 1.0%
Government of Barbados, Term Loan, 11.44%, Maturing December 20, 2019(9)(10)		$27,400	$27,444,525

Total Barbados			$27,444,525

Ethiopia — 0.4%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.10%, Maturing August 1, 2021(9)(10)		$9,700	$9,594,949

Total Ethiopia			$9,594,949

Borrower	Principal Amount (000’s omitted)	Value
Kenya — 0.6%
Government of Kenya, Term Loan, 6.42%, Maturing April 18, 2019(9)	$3,134	$3,134,000
Government of Kenya, Term Loan, 6.53%, Maturing October 28, 2017(9)	14,420	14,420,000

Total Kenya		$17,554,000

Tanzania — 1.9%
Government of the United Republic of Tanzania, Term Loan, 6.65%, Maturing June 23, 2022(9)	$50,800	$50,730,658

Total Tanzania		$50,730,658

Total Sovereign Loans (identified cost $104,584,602)		$105,324,132

Collateralized Mortgage Obligations — 0.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 5.874%, 3/15/34(11)(12)	$2,223	$452,407

		$452,407

Federal National Mortgage Association:
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(12)	$653	$23,097
Series 2010-109, (Interest Only), Class PS, 5.368%, 10/25/40(11)(12)	5,359	985,979

		$1,009,076

Total Collateralized Mortgage Obligations (identified cost $749,541)		$1,461,483

Common Stocks — 7.3%

Security	Shares	Value
Cyprus — 0.3%
Bank of Cyprus Holdings PLC(13)(14)	1,381,627	$5,386,000
Bank of Cyprus Holdings PLC(13)(14)	972,930	3,749,030

Total Cyprus		$9,135,030

Iceland — 3.2%
Eik Fasteignafelag HF	35,932,951	$3,657,741
Eimskipafelag Islands HF	3,456,470	10,538,631
Hagar HF	24,819,855	9,450,313
HB Grandi HF	14,033,996	4,336,729
Icelandair Group HF	21,831,000	3,051,896
Marel HF	4,156,300	14,807,865
N1 HF	2,000,400	2,259,298
Reginn HF(13)	20,129,538	5,044,581
Reitir Fasteignafelag HF	11,667,555	10,666,510

Security	Shares	Value
Siminn HF	243,429,340	$9,699,414
Sjova-Almennar Tryggingar HF	21,158,237	3,733,203
Vatryggingafelag Islands HF	67,576,501	6,669,208

Total Iceland		$83,915,389

Japan — 1.0%
Mitsubishi UFJ Financial Group, Inc.	1,381,000	$8,761,216
Mizuho Financial Group, Inc.	2,850,100	5,068,545
Resona Holdings, Inc.	384,600	1,981,328
Sumitomo Mitsui Financial Group, Inc.	170,300	6,571,159
Sumitomo Mitsui Trust Holdings, Inc.	88,600	3,253,661

Total Japan		$25,635,909

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.	32,962,666	$14,464,144

Total Singapore		$14,464,144

South Korea — 1.5%
AMOREPACIFIC Corp.	2,100	$532,063
AMOREPACIFIC Group	4,795	520,451
Coway Co., Ltd.	4,334	383,698
Hana Financial Group, Inc.	21,300	971,858
Hankook Tire Co., Ltd.	7,305	408,225
Hyundai Heavy Industries Co., Ltd.(13)	3,633	566,076
Hyundai Mobis Co., Ltd.	5,080	1,116,417
Hyundai Motor Co.	14,088	1,823,771
Hyundai Steel Co.	6,831	382,445
Industrial Bank of Korea	32,753	452,453
Kangwon Land, Inc.	16,200	535,771
KB Financial Group, Inc.	32,031	1,703,094
Kia Motors Corp.	16,500	539,167
Korea Electric Power Corp.	21,500	857,163
Korea Zinc Co., Ltd.	1,431	630,867
KT&G Corp.	12,410	1,264,066
LG Chem, Ltd.	3,300	967,480
LG Corp.	8,624	580,978
LG Display Co., Ltd.	19,684	555,435
LG Electronics, Inc.	8,600	515,524
LG Household & Health Care, Ltd.	727	643,790
Lotte Chemical Corp.	1,700	559,700
Lotte Shopping Co., Ltd.	1,837	431,507
Naver Corp.	4,625	3,320,872
POSCO	4,200	1,255,022
S-Oil Corp.	6,100	635,427
Samsung Biologics Co., Ltd.(3)(13)	3,300	802,180
Samsung C&T Corp.	7,800	968,639
Samsung Electronics Co., Ltd.	2,869	6,169,724
Samsung Fire & Marine Insurance Co., Ltd.	2,300	600,056
Samsung Life Insurance Co., Ltd.	9,200	1,031,737
Samsung SDI Co., Ltd.	4,297	645,697
Samsung SDS Co., Ltd.	4,524	722,795

Security	Shares	Value
Shinhan Financial Group Co., Ltd.	25,344	$1,204,523
SK Holdings Co., Ltd.	2,500	606,360
SK Hynix, Inc.	42,841	2,518,723
SK Innovation Co., Ltd.	3,677	580,326
SK Telecom Co., Ltd.	4,000	989,007
Woori Bank	45,755	781,452

Total South Korea		$39,774,539

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	682,000	$1,132,515
Bank for Investment and Development of Vietnam JSC	379,300	370,364
Bao Viet Holdings	127,400	331,148
Binh Minh Plastics JSC	205,740	718,866
Coteccons Construction JSC(13)	107,400	984,579
Danang Rubber JSC	54,400	64,262
Domesco Medical Import Export JSC	195,910	1,051,692
HA TIEN 1 Cement JSC(13)	175,100	145,175
Hoa Phat Group JSC	702,000	997,253
Hoa Sen Group	114,800	141,371
KIDO Group Corp.	300,700	588,566
Kinh Bac City Development Share Holding Corp.(13)	414,700	267,182
Masan Group Corp.	769,400	1,449,364
PetroVietnam Drilling & Well Services JSC(13)	211,700	123,951
PetroVietnam Fertilizer & Chemical JSC	311,200	316,246
PetroVietnam Gas JSC	132,800	365,847
PetroVietnam Nhon Trach 2 Power JSC	712,300	897,403
PetroVietnam Technical Services Corp.	509,300	365,376
Pha Lai Thermal Power JSC	176,900	177,057
Saigon - Hanoi Commercial Joint Stock Bank(13)	708,700	258,876
Saigon Securities, Inc.	538,100	622,357
Saigon Thuong Tin Commercial JSB(13)	1,198,900	691,394
Tan Tao Investment & Industry JSC(13)	863,300	159,437
Viet Capital Securities JSC(13)	279,100	749,130
Vietnam Construction and Import-Export JSC	248,800	218,864
Vietnam Dairy Products JSC	367,000	2,463,660
Vietnam Joint Stock Commercial Bank for Industry and Trade	119,000	106,795
Vietnam Prosperity JSC Bank(13)	1,144,060	1,963,274
Vingroup JSC(13)	1,696,400	3,320,518

Total Vietnam		$21,042,522

Total Common Stocks (identified cost $175,795,253)		$193,967,533

Currency Options Purchased — 0.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	Deutsche Bank AG	EUR	16,322	SEK	9.53	1/16/18	$290,371
Call SEK/Put EUR	The Toronto-Dominion Bank	EUR	47,706	SEK	9.53	1/16/18	851,634
Call SEK/Put EUR	UBS AG	EUR	25,712	SEK	9.52	1/16/18	442,475

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	109,700	CNH	6.90	11/2/17	$213,257
Put CNH/Call USD	BNP Paribas	USD	40,800	CNH	7.12	3/8/18	132,192
Put CNH/Call USD	BNP Paribas	USD	94,000	CNH	7.06	3/27/18	464,736
Put CNH/Call USD	Deutsche Bank AG	USD	23,400	CNH	7.15	3/12/18	69,638
Put CNH/Call USD	Goldman Sachs International	USD	47,000	CNH	7.06	3/27/18	232,368
Put CNH/Call USD	HSBC Bank USA, N.A.	USD	131,264	CNH	6.89	8/3/17	3,807
Put CNH/Call USD	Standard Chartered Bank	USD	46,110	CNH	7.12	3/8/18	150,319
Put CNH/Call USD	Standard Chartered Bank	USD	79,300	CNH	7.06	3/27/18	392,059
Put EUR/Call USD	BNP Paribas	USD	103,555	USD	0.88	2/28/22	675,696
Put EUR/Call USD	Goldman Sachs International	USD	103,630	USD	0.87	2/24/22	607,272

Total Currency Options Purchased (identified cost $19,533,879)							$4,525,824

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
FTSE 100 Index	Goldman Sachs International	1,661	GBP 6,275.00	2/15/22	$2,293,229

Total Call Options Purchased (identified cost $2,329,783)					$2,293,229

Put Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
E-mini S&P 500 Index Futures 9/2017	Exchange-Traded	1,716	USD 2,425.00	9/15/17	$1,458,600

Total Put Options Purchased (identified cost $1,595,666)					$1,458,600

Interest Rate Swaptions Purchased — 0.0%(5)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)		Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.20%	Deutsche Bank AG	10/18/17	USD	225,925	$46,274
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.30%	Goldman Sachs International	11/15/17	USD	285,120	89,702

Total Interest Rate Swaptions Purchased (identified cost $2,444,926)					$135,976

Short-Term Investments — 21.2%

Foreign Government Securities — 5.6%

Security	Principal Amount (000’s omitted)		Value
Egypt — 2.6%
Egypt Treasury Bill, 0.00%, 8/8/17	EGP	69,425	$3,865,033
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	128,900	6,991,136
Egypt Treasury Bill, 0.00%, 10/10/17	EGP	182,300	9,849,329
Egypt Treasury Bill, 0.00%, 10/17/17	EGP	113,475	6,066,653
Egypt Treasury Bill, 0.00%, 10/24/17	EGP	64,750	3,471,485
Egypt Treasury Bill, 0.00%, 11/14/17	EGP	174,025	9,223,208
Egypt Treasury Bill, 0.00%, 11/21/17	EGP	64,750	3,418,576
Egypt Treasury Bill, 0.00%, 11/28/17	EGP	64,750	3,405,499
Egypt Treasury Bill, 0.00%, 12/5/17	EGP	64,750	3,383,456
Egypt Treasury Bill, 0.00%, 12/12/17	EGP	64,775	3,371,814
Egypt Treasury Bill, 0.00%, 12/19/17	EGP	47,600	2,468,305
Egypt Treasury Bill, 0.00%, 1/2/18	EGP	48,250	2,482,951
Egypt Treasury Bill, 0.00%, 1/9/18	EGP	29,575	1,516,129
Egypt Treasury Bill, 0.00%, 1/16/18	EGP	180,775	9,231,937

Total Egypt			$68,745,511

El Salvador — 0.2%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	5,935	$5,926,887

Total El Salvador			$5,926,887

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	420	$169,149
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	7,625	2,970,725

Total Georgia			$3,139,874

Kazakhstan — 2.7%
National Bank of Kazakhstan Note, 0.00%, 8/18/17	KZT	4,568,650	$13,800,863
National Bank of Kazakhstan Note, 0.00%, 8/25/17	KZT	11,511,255	34,710,722
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	1,270,400	3,797,454
National Bank of Kazakhstan Note, 0.00%, 11/24/17	KZT	4,672,660	13,780,649
National Bank of Kazakhstan Note, 0.00%, 1/5/18	KZT	1,413,434	4,127,585

Total Kazakhstan			$70,217,273

Total Foreign Government Securities (identified cost $151,436,668)			$148,029,545

U.S. Treasury Obligations — 2.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/17/17(15)		$20,500	$20,491,185
U.S. Treasury Bill, 0.00%, 9/28/17(15)		39,000	38,939,043

Total U.S. Treasury Obligations (identified cost $59,433,371)			$59,430,228

Repurchase Agreements — 0.2%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 7/17/17 with a maturity date of 9/19/17, an interest rate of 0.67% payable by the Portfolio and repurchase proceeds of EUR 4,705,384, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,199,749.	EUR	4,711	$5,576,670

Total Repurchase Agreements (identified cost $5,409,202)			$5,576,670

Other — 13.2%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(16)		351,577,849	$351,648,164

Total Other (identified cost $351,649,956)			$351,648,164

Total Short-Term Investments (identified cost $567,929,197)			$564,684,607

Total Investments — 103.6% (identified cost $2,651,312,750)			$2,755,931,577

Currency Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	40,800	CNH	7.12	3/8/18	$(132,192)
Put CNH/Call USD	BNP Paribas	USD	94,000	CNH	7.06	3/27/18	(464,736)
Put CNH/Call USD	Deutsche Bank AG	USD	11,600	CNH	7.15	3/12/18	(34,521)
Put CNH/Call USD	Deutsche Bank AG	USD	11,800	CNH	7.15	3/12/18	(35,117)
Put CNH/Call USD	Goldman Sachs International	USD	17,600	CNH	7.06	3/27/18	(87,014)
Put CNH/Call USD	Goldman Sachs International	USD	29,400	CNH	7.06	3/27/18	(145,354)
Put CNH/Call USD	HSBC Bank USA, N.A.	USD	14,611	CNH	6.89	8/3/17	(424)
Put CNH/Call USD	HSBC Bank USA, N.A.	USD	116,653	CNH	6.89	8/3/17	(3,383)
Put CNH/Call USD	Standard Chartered Bank	USD	46,110	CNH	7.12	3/8/18	(150,319)
Put CNH/Call USD	Standard Chartered Bank	USD	79,300	CNH	7.06	3/27/18	(392,059)

Total Currency Options Written (premiums received $8,144,815)							$(1,445,119)

Put Options Written — (0.0)%(5)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
E-mini S&P 500 Index Futures 9/2017	Exchange-Traded	1,716	USD 2,350.00	9/15/17	$(729,300)

Total Put Options Written (premiums received $823,466)					$(729,300)

Securities Sold Short — (0.2)%

Foreign Government Bonds — (0.2)%

Security	Principal Amount (000’s omitted)	Value
Spain — (0.2)%
Spain Government Bond, 4.60%, 7/30/19	EUR (4,000)	$(5,198,555)

Total Spain		$(5,198,555)

Total Foreign Government Bonds (proceeds $5,128,817)		$(5,198,555)

Total Securities Sold Short (proceeds $5,128,817)		$(5,198,555)

Other Assets, Less Liabilities — (3.3)%		$(87,413,592)

Net Assets — 100.0%		$2,661,145,011

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $1,056,287,903 or 39.7% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $76,325,355 or 2.9% of the Portfolio’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(7)	Principal amount is less than $500.

(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at July 31, 2017.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2017.

(12)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(13)	Non-income producing security.

(14)	Securities are traded on separate exchanges for the same entity.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $1,716,018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	12,665,534	HUF	3,906,798,000	JPMorgan Chase Bank, N.A.	8/1/17	$—	$(217,163)
EUR	22,853,831	HUF	7,057,320,000	Nomura International PLC	8/1/17	—	(422,416)
EUR	25,050,975	PLN	106,642,000	HSBC Bank USA, N.A.	8/1/17	—	(2,436)
EUR	10,591,050	PLN	45,070,000	JPMorgan Chase Bank, N.A.	8/1/17	3,447	—
HUF	6,690,478,000	EUR	21,918,028	HSBC Bank USA, N.A.	8/1/17	101,966	—
HUF	4,273,640,000	EUR	13,989,597	JPMorgan Chase Bank, N.A.	8/1/17	77,990	—
KES	517,582,000	USD	4,722,464	Citibank, N.A.	8/1/17	255,244	—
KES	217,059,000	USD	2,088,512	Citibank, N.A.	8/1/17	—	(1,004)
KES	300,523,000	USD	2,891,590	Citibank, N.A.	8/1/17	—	(1,390)
PLN	56,202,000	EUR	13,405,207	JPMorgan Chase Bank, N.A.	8/1/17	—	(238,970)
PLN	95,510,000	EUR	22,802,504	Nomura International PLC	8/1/17	—	(431,701)
USD	4,980,102	KES	517,582,000	Citibank, N.A.	8/1/17	2,395	—
USD	2,081,701	KES	217,059,000	Citibank, N.A.	8/1/17	—	(5,806)
USD	2,881,333	KES	300,523,000	Citibank, N.A.	8/1/17	—	(8,867)
EUR	55,120,122	USD	65,196,080	Standard Chartered Bank	8/3/17	58,527	—
THB	128,494,000	USD	3,769,258	JPMorgan Chase Bank, N.A.	8/3/17	92,187	—
THB	85,890,000	USD	2,438,671	Standard Chartered Bank	8/3/17	142,457	—
THB	42,604,000	USD	1,233,826	Standard Chartered Bank	8/3/17	46,491	—
USD	61,877,849	EUR	55,120,122	Standard Chartered Bank	8/3/17	—	(3,376,758)
USD	3,589,218	THB	128,494,000	JPMorgan Chase Bank, N.A.	8/3/17	—	(272,227)
USD	3,767,048	THB	128,494,000	Standard Chartered Bank	8/3/17	—	(94,397)
COP	74,624,582,139	USD	25,038,722	BNP Paribas	8/4/17	—	(54,018)
COP	49,859,016,861	USD	16,696,197	Standard Chartered Bank	8/4/17	—	(3,134)
SEK	141,071,000	EUR	14,653,606	Citibank, N.A.	8/4/17	125,899	—
CZK	58,317,000	EUR	2,212,539	Goldman Sachs International	8/7/17	27,848	—
EUR	2,238,656	CZK	58,317,000	Citibank, N.A.	8/7/17	3,078	—
RUB	547,383,271	USD	9,123,815	Deutsche Bank AG	8/7/17	22,644	—
RUB	777,569,729	USD	12,903,580	Goldman Sachs International	8/7/17	89,162	—
USD	22,399	EUR	19,700	Standard Chartered Bank	8/7/17	—	(928)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	129,564	EUR	111,800	Standard Chartered Bank	8/7/17	$—	$(2,819)
USD	313,515	EUR	279,600	Standard Chartered Bank	8/7/17	—	(17,561)
USD	575,949	EUR	511,900	Standard Chartered Bank	8/7/17	—	(30,196)
USD	550,599	EUR	492,600	Standard Chartered Bank	8/7/17	—	(32,693)
USD	5,785,391	EUR	5,124,214	Standard Chartered Bank	8/7/17	—	(282,229)
USD	22,543,950	RUB	1,324,953,000	Goldman Sachs International	8/7/17	404,749	—
USD	5,651,753	ZAR	76,540,000	Goldman Sachs International	8/7/17	—	(151,353)
ZAR	76,540,000	USD	5,899,182	Goldman Sachs International	8/7/17	—	(96,076)
COP	69,102,900,000	USD	23,292,458	Standard Chartered Bank	8/8/17	—	(166,906)
COP	30,766,166,000	USD	10,041,505	UBS AG	8/8/17	254,512	—
TRY	95,988,000	USD	26,273,608	BNP Paribas	8/8/17	944,367	—
TRY	15,020,000	USD	4,164,818	BNP Paribas	8/8/17	94,193	—
TRY	84,812,000	USD	23,199,934	Citibank, N.A.	8/8/17	849,019	—
USD	21,927,711	CLP	14,742,000,000	Standard Chartered Bank	8/8/17	—	(756,178)
USD	67,607	TRY	240,100	BNP Paribas	8/8/17	—	(474)
USD	31,105,404	TRY	110,767,900	BNP Paribas	8/8/17	—	(303,500)
USD	6,301,428	TRY	22,423,000	Citibank, N.A.	8/8/17	—	(56,749)
USD	17,565,460	TRY	62,389,000	Citibank, N.A.	8/8/17	—	(125,317)
USD	25,385,439	ZAR	348,702,000	BNP Paribas	8/8/17	—	(1,048,131)
USD	20,995,831	ZAR	289,100,000	Citibank, N.A.	8/8/17	—	(919,572)
ZAR	348,702,000	USD	26,618,676	BNP Paribas	8/8/17	—	(185,107)
ZAR	138,795,000	USD	10,613,186	Citibank, N.A.	8/8/17	—	(91,746)
ZAR	150,305,000	USD	11,608,760	Citibank, N.A.	8/8/17	—	(214,797)
COP	56,287,750,000	USD	18,790,769	The Bank of Nova Scotia	8/9/17	44,014	—
SEK	218,300,000	EUR	22,599,163	UBS AG	8/9/17	286,045	—
AUD	67,250,000	USD	49,562,241	Goldman Sachs International	8/11/17	4,231,756	—
TRY	89,388,655	USD	24,174,450	Goldman Sachs International	8/11/17	1,146,143	—
USD	14,802,126	AUD	19,537,665	Goldman Sachs International	8/11/17	—	(826,262)
USD	49,132,809	AUD	66,478,786	Goldman Sachs International	8/11/17	—	(4,044,286)
USD	95,576,116	EUR	84,470,000	Standard Chartered Bank	8/11/17	—	(4,466,137)
USD	25,120,604	TRY	89,388,655	Goldman Sachs International	8/11/17	—	(199,989)
COP	23,256,704,000	USD	7,577,695	Standard Chartered Bank	8/14/17	200,016	—
KZT	1,933,723,000	USD	5,755,128	Goldman Sachs International	8/14/17	100,813	—
OMR	4,485,500	USD	11,614,448	BNP Paribas	8/14/17	31,036	—
OMR	3,961,500	USD	10,282,933	BNP Paribas	8/14/17	2,116	—
USD	5,895,497	KZT	1,933,723,000	Goldman Sachs International	8/14/17	39,556	—
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	—	(399,092)
KZT	1,061,657,000	USD	3,183,379	Goldman Sachs International	8/15/17	31,070	—
ARS	69,673,700	USD	4,267,914	Citibank, N.A.	8/16/17	—	(351,909)
ARS	151,421,000	USD	9,255,562	Standard Chartered Bank	8/16/17	—	(744,956)
KZT	1,029,550,000	USD	3,122,214	Goldman Sachs International	8/16/17	—	(5,551)
JPY	3,515,164,000	USD	31,799,065	Goldman Sachs International	8/17/17	106,052	—
RSD	541,460,000	USD	4,948,455	Deutsche Bank AG	8/17/17	382,670	—
RSD	146,487,723	USD	1,338,032	Deutsche Bank AG	8/17/17	104,262	—
USD	48,271,049	JPY	5,280,370,000	Goldman Sachs International	8/17/17	344,174	—
USD	54,268,873	EUR	48,242,000	Goldman Sachs International	8/18/17	—	(2,887,278)
EGP	68,581,000	USD	3,892,225	Citibank, N.A.	8/21/17	—	(85,454)
KZT	1,050,117,000	USD	3,183,379	Goldman Sachs International	8/21/17	—	(7,382)
USD	989,866	AUD	1,245,146	Deutsche Bank AG	8/21/17	—	(6,020)
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	—	(277,119)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ARS	194,459,000	USD	11,182,231	Citibank, N.A.	8/22/17	$—	$(291,565)
CNH	141,135,000	USD	20,551,147	BNP Paribas	8/22/17	411,249	—
CNH	134,996,435	USD	19,650,136	JPMorgan Chase Bank, N.A.	8/22/17	400,516	—
EUR	17,755,357	HUF	5,510,730,000	HSBC Bank USA, N.A.	8/22/17	—	(433,572)
PLN	75,023,000	EUR	17,705,796	HSBC Bank USA, N.A.	8/22/17	—	(117,954)
RUB	198,197,195	USD	3,307,145	Deutsche Bank AG	8/22/17	—	(4,733)
RUB	539,865,182	USD	8,970,766	Goldman Sachs International	8/22/17	24,606	—
RUB	2,367,176,200	USD	39,573,967	Goldman Sachs International	8/22/17	—	(131,471)
RUB	229,679,000	USD	3,833,702	Standard Chartered Bank	8/22/17	—	(6,732)
RUB	721,326,952	USD	12,069,085	Standard Chartered Bank	8/22/17	—	(50,150)
RUB	514,791,200	USD	8,637,871	Standard Chartered Bank	8/22/17	—	(60,288)
USD	20,946,126	CNH	141,135,000	BNP Paribas	8/22/17	—	(16,270)
USD	20,033,603	CNH	134,996,435	JPMorgan Chase Bank, N.A.	8/22/17	—	(17,049)
USD	1,854,622	RUB	110,937,000	Goldman Sachs International	8/22/17	6,161	—
USD	12,863,661	RUB	777,569,729	Goldman Sachs International	8/22/17	—	(92,405)
USD	19,787,714	RUB	1,196,662,000	HSBC Bank USA, N.A.	8/22/17	—	(151,375)
USD	41,105,697	RUB	2,485,867,000	HSBC Bank USA, N.A.	8/22/17	—	(314,456)
CZK	899,672,000	EUR	33,988,364	HSBC Bank USA, N.A.	8/24/17	613,972	—
USD	141,018,706	EUR	126,050,240	JPMorgan Chase Bank, N.A.	8/24/17	—	(8,369,295)
ARS	161,080,000	USD	9,105,709	BNP Paribas	8/25/17	—	(100,452)
EUR	15,112,445	HUF	4,669,292,000	BNP Paribas	8/25/17	—	(286,182)
PLN	63,538,000	EUR	15,046,415	BNP Paribas	8/25/17	—	(163,317)
EUR	11,354,875	HUF	3,501,889,000	JPMorgan Chase Bank, N.A.	8/28/17	—	(189,669)
INR	1,839,200,000	USD	28,426,584	Bank of America, N.A.	8/28/17	177,099	—
INR	996,460,000	USD	15,420,303	Bank of America, N.A.	8/28/17	76,884	—
INR	689,100,000	USD	10,628,846	Barclays Bank PLC	8/28/17	88,203	—
INR	460,600,000	USD	7,103,311	Barclays Bank PLC	8/28/17	60,052	—
INR	405,795,000	USD	6,233,410	BNP Paribas	8/28/17	77,612	—
INR	2,500,000,000	USD	38,355,324	Citibank, N.A.	8/28/17	525,281	—
INR	2,485,100,000	USD	38,408,099	Citibank, N.A.	8/28/17	240,777	—
INR	1,177,477,000	USD	18,221,557	Citibank, N.A.	8/28/17	90,850	—
INR	700,000,000	USD	10,804,136	Citibank, N.A.	8/28/17	82,433	—
INR	324,430,000	USD	4,984,712	Citibank, N.A.	8/28/17	60,901	—
INR	270,500,000	USD	4,159,619	Citibank, N.A.	8/28/17	47,263	—
INR	970,575,000	USD	15,000,000	Credit Agricole Corporate and Investment Bank	8/28/17	94,617	—
INR	229,705,000	USD	3,538,278	Deutsche Bank AG	8/28/17	34,150	—
INR	409,600,000	USD	6,324,404	JPMorgan Chase Bank, N.A.	8/28/17	45,795	—
INR	350,806,824	USD	5,421,215	JPMorgan Chase Bank, N.A.	8/28/17	34,618	—
INR	1,360,300,000	USD	21,018,232	Standard Chartered Bank	8/28/17	137,482	—
INR	333,300,000	USD	5,140,377	Standard Chartered Bank	8/28/17	43,185	—
INR	244,970,000	USD	3,776,904	Standard Chartered Bank	8/28/17	32,929	—
INR	809,880,000	USD	12,492,365	UBS AG	8/28/17	103,085	—
INR	500,000,000	USD	7,695,267	UBS AG	8/28/17	80,853	—
PLN	47,570,000	EUR	11,301,999	JPMorgan Chase Bank, N.A.	8/28/17	—	(168,202)
USD	1,622,496	INR	105,656,940	BNP Paribas	8/28/17	—	(20,706)
USD	5,818,362	INR	381,678,760	BNP Paribas	8/28/17	—	(117,598)
USD	3,733,651	INR	242,930,000	Deutsche Bank AG	8/28/17	—	(44,455)
USD	5,373,408	INR	349,379,000	Goldman Sachs International	8/28/17	—	(60,219)
USD	6,718,253	INR	435,410,000	JPMorgan Chase Bank, N.A.	8/28/17	—	(53,348)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,959,645	INR	455,300,000	JPMorgan Chase Bank, N.A.	8/28/17	$—	$(121,290)
USD	4,458,661	INR	289,055,000	Morgan Stanley & Co. International PLC	8/28/17	—	(36,792)
USD	6,158,755	INR	399,580,000	UBS AG	8/28/17	—	(55,610)
USD	10,840,104	INR	707,100,000	UBS AG	8/28/17	—	(156,886)
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	—	(1,016,499)
USD	61,593,997	NZD	87,348,167	JPMorgan Chase Bank, N.A.	8/29/17	—	(3,972,442)
USD	68,545,440	NZD	97,200,000	UBS AG	8/29/17	—	(4,416,113)
EUR	11,323,038	HUF	3,486,137,000	Goldman Sachs International	8/30/17	—	(165,804)
PLN	47,399,000	EUR	11,270,181	Goldman Sachs International	8/30/17	—	(179,451)
KRW	13,849,000,000	USD	12,385,637	Goldman Sachs International	8/31/17	—	(17,503)
USD	19,153,837	EUR	17,122,585	JPMorgan Chase Bank, N.A.	9/1/17	—	(1,147,310)
COP	32,880,231,000	USD	10,701,807	Standard Chartered Bank	9/5/17	267,283	—
TRY	83,296,000	USD	23,236,533	Deutsche Bank AG	9/5/17	165,503	—
USD	23,255,996	TRY	83,296,000	Deutsche Bank AG	9/5/17	—	(146,041)
USD	45,964,857	ZAR	608,970,000	Deutsche Bank AG	9/5/17	13,007	—
ZAR	608,970,000	USD	46,769,375	Deutsche Bank AG	9/5/17	—	(817,525)
USD	147	SGD	204	Goldman Sachs International	9/6/17	—	(3)
USD	12,791,702	SGD	17,714,268	Goldman Sachs International	9/6/17	—	(286,199)
THB	382,315,000	USD	11,138,092	BNP Paribas	9/7/17	353,454	—
THB	377,025,000	USD	10,961,622	Goldman Sachs International	9/7/17	370,918	—
THB	487,985,000	USD	14,189,735	Standard Chartered Bank	9/7/17	478,017	—
THB	388,280,000	USD	11,313,520	Standard Chartered Bank	9/7/17	357,321	—
USD	20,738,261	NZD	29,335,000	Morgan Stanley & Co. International PLC	9/7/17	—	(1,278,046)
USD	12,949,974	NZD	18,320,916	Standard Chartered Bank	9/7/17	—	(800,116)
USD	10,882,864	THB	382,315,000	BNP Paribas	9/7/17	—	(608,682)
USD	10,732,280	THB	377,025,000	Goldman Sachs International	9/7/17	—	(600,260)
USD	24,950,598	THB	876,265,000	Standard Chartered Bank	9/7/17	—	(1,387,995)
EUR	7,600,000	USD	8,701,240	Standard Chartered Bank	9/8/17	312,986	—
USD	1,344,381	EUR	1,169,328	JPMorgan Chase Bank, N.A.	9/8/17	—	(42,538)
USD	807,885	EUR	701,630	Standard Chartered Bank	9/8/17	—	(24,306)
USD	945,582	EUR	818,565	Standard Chartered Bank	9/8/17	—	(25,304)
USD	1,557,518	EUR	1,361,467	Standard Chartered Bank	9/8/17	—	(57,294)
USD	4,247,431	EUR	3,701,949	Standard Chartered Bank	9/8/17	—	(143,385)
USD	4,854,972	EUR	4,245,898	Standard Chartered Bank	9/8/17	—	(181,013)
USD	97,107,648	EUR	86,773,761	Standard Chartered Bank	9/8/17	—	(5,813,178)
AUD	31,761,000	NZD	33,362,072	Goldman Sachs International	9/11/17	359,515	—
AUD	43,964,750	USD	33,762,070	Deutsche Bank AG	9/11/17	1,392,583	—
UGX	14,843,425,000	USD	3,937,248	Citibank, N.A.	9/11/17	120,862	—
USD	13,970,419	NZD	19,328,435	Deutsche Bank AG	9/11/17	—	(534,797)
USD	20,271,846	NZD	28,123,000	Standard Chartered Bank	9/11/17	—	(833,339)
USD	36,184,316	NZD	50,479,000	Standard Chartered Bank	9/11/17	—	(1,698,150)
SEK	237,071,000	EUR	24,264,268	UBS AG	9/12/17	644,046	—
USD	5,592,838	THB	187,581,000	Goldman Sachs International	9/12/17	—	(45,543)
AUD	87,662,775	USD	66,016,206	Citibank, N.A.	9/13/17	4,078,071	—
UYU	140,265,000	USD	4,864,907	HSBC Bank USA, N.A.	9/13/17	55,905	—
ARS	379,820,300	USD	21,617,547	BNP Paribas	9/14/17	—	(637,424)
USD	1,369,320	EUR	1,197,540	JPMorgan Chase Bank, N.A.	9/14/17	—	(51,545)
USD	1,908,451	EUR	1,668,059	JPMorgan Chase Bank, N.A.	9/14/17	—	(70,678)
USD	3,366,750	EUR	2,914,910	JPMorgan Chase Bank, N.A.	9/14/17	—	(91,751)
USD	3,059,769	EUR	2,665,849	JPMorgan Chase Bank, N.A.	9/14/17	—	(103,226)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,522,249	EUR	3,061,715	JPMorgan Chase Bank, N.A.	9/14/17	$—	$(110,434)
USD	76,213,079	EUR	68,083,865	JPMorgan Chase Bank, N.A.	9/14/17	—	(4,567,505)
ARS	145,273,000	USD	8,334,653	BNP Paribas	9/18/17	—	(329,867)
CNH	176,106,264	USD	25,593,121	Deutsche Bank AG	9/22/17	523,116	—
CNH	60,788,000	USD	8,831,614	Deutsche Bank AG	9/22/17	183,135	—
CNH	29,172,200	USD	4,216,550	Deutsche Bank AG	9/22/17	109,634	—
CNH	14,705,957	USD	2,095,463	Deutsche Bank AG	9/22/17	85,404	—
CNH	16,669,000	USD	2,410,034	Deutsche Bank AG	9/22/17	61,948	—
CNH	51,404,000	USD	7,324,594	Standard Chartered Bank	9/22/17	298,525	—
CNH	60,000,000	USD	8,717,129	Standard Chartered Bank	9/22/17	180,761	—
CNH	27,401,000	USD	3,960,827	Standard Chartered Bank	9/22/17	102,691	—
CZK	1,150,387,000	EUR	42,867,305	JPMorgan Chase Bank, N.A.	9/22/17	1,524,799	—
USD	43,442,399	CNH	297,441,421	Deutsche Bank AG	9/22/17	—	(667,620)
USD	20,270,902	CNH	138,805,000	Standard Chartered Bank	9/22/17	—	(313,626)
COP	71,668,140,000	USD	23,637,249	BNP Paribas	9/25/17	214,308	—
CZK	899,672,000	EUR	33,492,368	JPMorgan Chase Bank, N.A.	9/25/17	1,234,573	—
SGD	305,458	USD	220,259	Goldman Sachs International	9/25/17	5,316	—
SGD	35,929,000	USD	25,874,262	Standard Chartered Bank	9/25/17	658,736	—
SGD	35,623,542	USD	25,687,955	Standard Chartered Bank	9/25/17	619,467	—
UGX	8,113,360,000	USD	2,160,682	Barclays Bank PLC	9/25/17	47,088	—
USD	31,546,251	NZD	43,333,000	Deutsche Bank AG	9/25/17	—	(965,340)
USD	12,305,838	NZD	17,005,000	Standard Chartered Bank	9/25/17	—	(452,558)
USD	12,250,352	NZD	17,008,000	Standard Chartered Bank	9/25/17	—	(510,295)
ARS	201,832,320	USD	11,077,515	Citibank, N.A.	9/26/17	—	(10,431)
CZK	1,366,694,000	EUR	50,866,355	JPMorgan Chase Bank, N.A.	9/27/17	1,893,294	—
USD	10,121,209	JPY	1,121,521,000	Standard Chartered Bank	9/27/17	—	(77,739)
USD	126,393,887	EUR	110,003,383	Standard Chartered Bank	9/28/17	—	(4,227,476)
CZK	577,961,000	EUR	21,509,527	Société Générale	9/29/17	803,774	—
UGX	6,291,485,000	USD	1,665,736	JPMorgan Chase Bank, N.A.	9/29/17	43,988	—
UGX	6,288,150,000	USD	1,665,735	JPMorgan Chase Bank, N.A.	9/29/17	43,083	—
COP	37,007,916,000	USD	12,256,306	Citibank, N.A.	10/2/17	49,783	—
COP	40,872,084,000	USD	13,536,044	Standard Chartered Bank	10/2/17	54,981	—
CZK	31,700,000	EUR	1,220,663	JPMorgan Chase Bank, N.A.	10/4/17	—	(4,372)
CZK	577,961,000	EUR	22,230,979	Société Générale	10/4/17	—	(50,729)
CNH	89,467,535	USD	12,830,014	BNP Paribas	10/10/17	425,221	—
CNH	117,185,000	USD	16,794,697	JPMorgan Chase Bank, N.A.	10/10/17	567,072	—
CNH	2,800,000	USD	401,319	Standard Chartered Bank	10/10/17	13,521	—
UGX	12,716,915,000	USD	3,364,263	Citibank, N.A.	10/10/17	78,440	—
UGX	12,757,190,000	USD	3,378,493	Citibank, N.A.	10/10/17	75,114	—
USD	12,834,615	CNH	89,467,535	BNP Paribas	10/10/17	—	(420,620)
USD	16,797,105	CNH	117,185,000	JPMorgan Chase Bank, N.A.	10/10/17	—	(564,665)
USD	401,520	CNH	2,800,000	Standard Chartered Bank	10/10/17	—	(13,319)
CZK	58,317,000	EUR	2,241,819	Citibank, N.A.	10/11/17	—	(3,533)
RSD	589,490,000	EUR	4,847,780	Deutsche Bank AG	10/18/17	19,991	—
SEK	224,372,000	EUR	23,522,530	Goldman Sachs International	10/18/17	—	(50,868)
USD	44,841,414	EUR	38,329,271	Deutsche Bank AG	10/19/17	—	(722,604)
ARS	203,848,000	USD	11,331,184	Citibank, N.A.	10/20/17	—	(302,728)
USD	293,272	EUR	248,982	Goldman Sachs International	10/20/17	—	(2,721)
USD	153,021,353	EUR	130,620,020	Goldman Sachs International	10/20/17	—	(2,261,618)
KRW	32,184,900,000	USD	28,620,248	Bank of America, N.A.	10/23/17	136,065	—
KRW	18,214,100,000	USD	16,181,968	BNP Paribas	10/23/17	91,823	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KRW	15,203,000,000	USD	13,522,192	Credit Agricole Corporate and Investment Bank	10/23/17	$61,266	$—
USD	65,486,839	EUR	55,120,122	Standard Chartered Bank	10/26/17	—	(61,256)
SEK	68,850,000	EUR	7,172,809	JPMorgan Chase Bank, N.A.	10/31/17	38,480	—
EUR	21,896,866	HUF	6,690,478,000	HSBC Bank USA, N.A.	11/2/17	—	(107,780)
EUR	13,976,786	HUF	4,273,640,000	JPMorgan Chase Bank, N.A.	11/2/17	—	(80,927)
PLN	106,642,000	EUR	24,925,236	HSBC Bank USA, N.A.	11/2/17	4,571	—
PLN	45,070,000	EUR	10,538,056	JPMorgan Chase Bank, N.A.	11/2/17	—	(2,741)
KZT	565,650,000	USD	1,729,817	Deutsche Bank AG	11/3/17	—	(46,483)
KZT	1,131,300,000	USD	3,459,633	Deutsche Bank AG	11/3/17	—	(92,966)
KZT	567,380,000	USD	1,729,817	Deutsche Bank AG	11/6/17	—	(42,233)
USD	7,728,974	THB	271,828,000	Deutsche Bank AG	11/10/17	—	(442,821)
USD	4,566,818	THB	161,026,000	Standard Chartered Bank	11/10/17	—	(274,006)
KZT	1,107,185,000	USD	3,385,887	Goldman Sachs International	11/13/17	—	(96,819)
KZT	1,061,553,000	USD	3,122,215	Goldman Sachs International	11/15/17	30,179	—
THB	193,030,000	USD	5,413,068	Deutsche Bank AG	11/16/17	389,980	—
USD	5,575,679	THB	193,030,000	Deutsche Bank AG	11/16/17	—	(227,369)
USD	5,413,068	THB	193,030,000	Deutsche Bank AG	11/16/17	—	(389,980)
USD	1,024,312	THB	36,486,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(72,564)
KZT	1,099,996,000	USD	3,393,311	Goldman Sachs International	11/17/17	—	(127,913)
KZT	736,348,000	USD	2,262,206	Goldman Sachs International	11/20/17	—	(77,477)
UGX	9,765,350,000	USD	2,608,963	Citibank, N.A.	12/8/17	—	(18,479)
KZT	323,000,000	USD	992,624	Citibank, N.A.	12/13/17	—	(38,173)
UGX	4,792,240,000	USD	1,281,348	JPMorgan Chase Bank, N.A.	12/13/17	—	(12,247)
KZT	1,240,966,635	USD	3,732,230	Standard Chartered Bank	12/29/17	—	(75,535)
KZT	1,237,234,405	USD	3,732,230	Standard Chartered Bank	12/29/17	—	(86,532)
KZT	1,658,750,000	USD	5,000,000	VTB Capital PLC	12/29/17	—	(112,243)
UGX	9,821,700,000	USD	2,626,123	Citibank, N.A.	1/8/18	—	(47,798)
KZT	1,708,548,000	USD	5,131,545	Citibank, N.A.	1/10/18	—	(107,642)
KZT	5,917,478,000	USD	17,740,902	Citibank, N.A.	1/10/18	—	(340,841)
UGX	3,727,284,000	USD	996,600	Standard Chartered Bank	1/11/18	—	(19,123)
USD	34,622,981	KRW	39,721,215,000	Standard Chartered Bank	1/16/18	—	(925,292)
KZT	725,800,000	USD	2,153,709	VTB Capital PLC	1/22/18	—	(24,009)
KZT	5,300,000,000	USD	15,764,426	VTB Capital PLC	1/22/18	—	(212,746)
RSD	774,839,000	EUR	6,224,106	Deutsche Bank AG	1/24/18	118,674	—
RSD	867,929,000	EUR	6,996,042	Deutsche Bank AG	1/24/18	104,050	—
RSD	867,931,000	EUR	7,005,093	Deutsche Bank AG	1/24/18	93,252	—
DOP	321,064,000	USD	6,579,180	Citibank, N.A.	1/30/18	—	(17,833)
USD	39,357,699	AED	148,012,500	BNP Paribas	2/5/18	—	(908,836)
USD	26,238,617	AED	98,833,000	BNP Paribas	2/8/18	—	(648,218)
USD	47,079,217	AED	177,281,500	BNP Paribas	2/8/18	—	(1,148,991)
KZT	1,933,723,000	USD	5,704,198	Goldman Sachs International	2/14/18	—	(52,528)
RSD	428,239,000	EUR	3,471,739	Deutsche Bank AG	3/15/18	5,548	—
RSD	496,632,000	EUR	4,040,944	Deutsche Bank AG	3/15/18	—	(11,235)
THB	362,007,447	USD	10,647,278	JPMorgan Chase Bank, N.A.	3/26/18	243,913	—
USD	4,830,796	THB	166,312,223	Deutsche Bank AG	3/26/18	—	(172,798)
USD	4,774,858	THB	165,795,000	Deutsche Bank AG	3/26/18	—	(213,175)
USD	6,544,730	THB	226,500,000	Deutsche Bank AG	3/26/18	—	(269,646)
USD	9,596,321	THB	330,986,710	Deutsche Bank AG	3/26/18	—	(361,594)
USD	3,177,283	THB	110,378,800	JPMorgan Chase Bank, N.A.	3/26/18	—	(143,523)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,375,543	THB	151,000,000	JPMorgan Chase Bank, N.A.	3/26/18	$—	$(167,374)
USD	6,445,933	THB	221,740,112	JPMorgan Chase Bank, N.A.	3/26/18	—	(225,238)
USD	7,687,428	THB	264,831,895	JPMorgan Chase Bank, N.A.	3/26/18	—	(280,183)
USD	2,249,031	THB	78,300,000	Citibank, N.A.	3/27/18	—	(106,690)
USD	5,400,747	THB	188,000,000	Deutsche Bank AG	3/27/18	—	(255,391)
KZT	1,436,705,000	USD	4,272,729	Deutsche Bank AG	4/3/18	—	(107,565)
RSD	763,777,000	EUR	6,151,554	Deutsche Bank AG	4/4/18	42,931	—
RSD	429,802,000	EUR	3,471,745	Deutsche Bank AG	4/4/18	12,079	—
UYU	335,826,000	USD	11,231,639	Citibank, N.A.	4/16/18	53,284	—
UYU	278,325,000	USD	9,327,245	Citibank, N.A.	4/27/18	4,709	—
USD	5,371,945	AED	19,895,000	Standard Chartered Bank	5/17/18	—	(37,071)
USD	8,745,037	AED	32,375,000	Standard Chartered Bank	5/17/18	—	(57,019)
USD	5,222,340	OMR	2,115,100	Standard Chartered Bank	5/21/18	—	(207,728)
KZT	4,608,285,300	USD	13,788,761	Goldman Sachs International	5/31/18	—	(555,686)
KZT	1,354,544,000	USD	4,055,521	Deutsche Bank AG	6/1/18	—	(166,461)
KZT	1,360,626,518	USD	4,055,519	Standard Chartered Bank	6/5/18	—	(151,507)
KZT	1,356,571,000	USD	4,055,519	Standard Chartered Bank	6/7/18	—	(164,395)
MAD	17,765,000	USD	1,750,246	BNP Paribas	6/7/18	26,211	—
MAD	23,324,000	USD	2,288,911	Credit Agricole Corporate and Investment Bank	6/7/18	43,434	—
USD	2,100,311	EUR	1,829,380	BNP Paribas	6/7/18	—	(103,034)
USD	180,288	EUR	157,085	Deutsche Bank AG	6/7/18	—	(8,908)
USD	1,401,786	EUR	1,224,000	Deutsche Bank AG	6/7/18	—	(72,426)
USD	2,808,458	EUR	2,441,000	Deutsche Bank AG	6/7/18	—	(131,535)
MAD	46,647,000	USD	4,577,723	Credit Agricole Corporate and Investment Bank	6/8/18	86,363	—
MAD	23,404,000	USD	2,288,900	Société Générale	6/11/18	50,437	—
MAD	15,420,000	USD	1,508,511	Standard Chartered Bank	6/11/18	32,789	—
USD	1,095,102	EUR	956,036	Standard Chartered Bank	6/11/18	—	(56,638)
KZT	1,364,682,000	USD	4,055,519	Goldman Sachs International	6/12/18	—	(144,273)
MAD	69,971,000	USD	6,866,634	Credit Agricole Corporate and Investment Bank	6/12/18	126,536	—
USD	1,403,969	EUR	1,204,400	Standard Chartered Bank	6/12/18	—	(47,061)
USD	2,987,506	EUR	2,569,787	Standard Chartered Bank	6/12/18	—	(108,507)
USD	4,204,728	EUR	3,667,127	Standard Chartered Bank	6/12/18	—	(213,332)
KZT	1,364,682,000	USD	4,055,519	Goldman Sachs International	6/13/18	—	(144,901)
KZT	3,210,000,000	USD	9,518,162	VTB Capital PLC	6/14/18	—	(321,097)
UYU	338,936,000	USD	11,226,764	Citibank, N.A.	6/15/18	33,975	—
KZT	450,163,960	USD	1,297,302	Deutsche Bank AG	7/10/18	—	(12,886)
MAD	23,269,000	USD	2,288,882	Société Générale	7/13/18	28,984	—
MAD	49,512,000	USD	4,906,794	Société Générale	7/16/18	23,597	—
USD	9,996,723	OMR	4,148,640	BNP Paribas	8/15/18	—	(590,908)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,206,984)
USD	2,494,243	OMR	1,029,000	BNP Paribas	9/4/18	—	(128,356)
USD	3,358,779	OMR	1,386,000	BNP Paribas	9/17/18	—	(170,658)
USD	5,917,956	AED	22,000,000	Standard Chartered Bank	9/26/18	—	(58,558)
USD	4,425,953	OMR	1,835,000	BNP Paribas	12/19/18	—	(218,232)
USD	10,249,093	OMR	4,238,000	BNP Paribas	1/23/19	—	(452,150)
USD	10,251,511	OMR	4,239,000	BNP Paribas	1/24/19	—	(451,553)
USD	25,240,506	OMR	9,970,000	BNP Paribas	4/3/19	180,854	—
USD	3,783,852	OMR	1,495,000	BNP Paribas	4/8/19	27,390	—
USD	3,785,611	OMR	1,495,506	Standard Chartered Bank	4/24/19	31,806	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	$3,345	$—
USD	6,486,584	OMR	2,601,250	Standard Chartered Bank	5/28/19	—	(28,232)
USD	18,311,591	OMR	7,299,000	Standard Chartered Bank	6/5/19	40,814	—
USD	20,829,054	OMR	8,517,000	BNP Paribas	7/3/19	—	(451,786)
USD	10,556,778	OMR	4,318,250	BNP Paribas	7/15/19	—	(224,521)
USD	11,657,482	AED	43,156,000	BNP Paribas	7/17/19	—	(43,732)
USD	12,442,818	AED	46,077,000	Standard Chartered Bank	7/17/19	—	(50,389)
USD	22,748,897	OMR	9,277,000	BNP Paribas	7/17/19	—	(409,817)
USD	9,793,572	OMR	3,961,500	BNP Paribas	8/14/19	—	(74,749)
USD	10,926,918	OMR	4,485,500	BNP Paribas	8/14/19	—	(246,716)

						$35,291,044	$(96,136,842)

Forward Volatility Agreements

Reference Entity	Counterparty	Strike Volatility Rate	Expiration(1)	Notional Amount† (000’s omitted)		Net Unrealized Appreciation (Depreciation)
CAD versus USD, 1 year term	BNP Paribas	8.45%	3/26/18		22,761	$20,758
CAD versus USD, 1 year term	Deutsche Bank AG	8.63	3/28/18		43,771	(17,859)
CHF versus USD, 1 year term	Deutsche Bank AG	8.58	6/14/18		43,771	71,872
CHF versus USD, 1 year term	BNP Paribas	8.35	6/19/18		22,761	78,753
EUR versus USD, 1 year term	Deutsche Bank AG	8.63	3/22/18	EUR	43,772	(91,872)
EUR versus USD, 1 year term	BNP Paribas	8.55	6/20/18	EUR	21,886	2,954

						$64,606

(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

†	Notional amount is stated in USD unless otherwise noted.

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)	Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/3/17	COP 67,927,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$22,747,732	$64,672
8/8/17	COP 33,460,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	11,205,220	157
8/10/17	COP 63,791,000	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	21,362,397	10,104
8/11/17	COP 53,159,200	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	17,802,008	67,274
8/14/17	COP 60,197,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	20,158,935	103,496
8/14/17	COP 31,691,600	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	10,612,916	53,308
8/14/17	COP 53,159,200	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	17,802,008	(9,346)
8/16/17	COP 63,791,000	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	21,362,397	(13,159)
8/17/17	COP 63,791,000	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	21,362,397	(13,736)
8/18/17	COP 42,527,300	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	14,241,586	(45,872)

					$216,898

*	Represents a short-term forward contract to purchase or (sell) the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Contracts	Position	Expiration Month/ Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	668	Short	Aug-17	$(33,033,343)	$(35,216,960)	$(2,183,617)
WTI Crude Oil	236	Short	Aug-17	(12,998,542)	(11,840,120)	1,158,422
Equity Futures
MSCI Singapore Index	991	Short	Aug-17	(26,824,162)	(26,928,919)	(104,757)
Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	674	Short	Sep-17	(67,758,143)	(67,579,031)	179,112
U.S. 10-Year Deliverable Interest Rate Swap	1,489	Short	Sep-17	(152,703,433)	(151,784,938)	918,495

						$(32,345)

WTI: West Texas Intermediate

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index		Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
LCH.Clearnet	$24,964	Receives	Return on CPI-U (NSA	)	Pays	1.97%	6/23/27	$307,158

								$307,158

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index		Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA	)	Pays	1.97%	6/23/27	$1,010,628

								$1,010,628

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	3,922,020	Pays	Mexico Interbank TIIE 28 Day	6.83%		6/28/19	$(798,048)
CME Group, Inc.	MXN	1,774,345	Pays	Mexico Interbank TIIE 28 Day	6.83		7/1/19	(355,139)
CME Group, Inc.	MXN	2,105,585	Pays	Mexico Interbank TIIE 28 Day	6.83		7/1/19	(413,721)
LCH.Clearnet(1)	EUR	170,697	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	9/20/22	(34,791)
LCH.Clearnet(1)	EUR	56,435	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	9/20/27	236,155
LCH.Clearnet	HUF	2,149,708	Receives	6-month HUF BUBOR	1.27		12/13/21	(140,097)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	5,785,420	Receives	6-month HUF BUBOR	1.46%	1/12/22	$(556,655)
LCH.Clearnet	HUF	5,322,580	Receives	6-month HUF BUBOR	1.44	1/13/22	(485,930)
LCH.Clearnet	HUF	3,089,400	Receives	6-month HUF BUBOR	1.92	7/28/26	333,023
LCH.Clearnet	HUF	2,174,000	Receives	6-month HUF BUBOR	1.94	8/1/26	89,692
LCH.Clearnet	HUF	833,096	Receives	6-month HUF BUBOR	1.94	9/21/26	53,192
LCH.Clearnet	HUF	854,457	Receives	6-month HUF BUBOR	1.93	9/21/26	56,090
LCH.Clearnet	HUF	2,107,661	Receives	6-month HUF BUBOR	1.89	9/21/26	170,149
LCH.Clearnet	HUF	848,760	Receives	6-month HUF BUBOR	2.14	10/13/26	(2,300)
LCH.Clearnet	HUF	863,002	Receives	6-month HUF BUBOR	2.09	10/19/26	15,963
LCH.Clearnet	HUF	1,295,926	Receives	6-month HUF BUBOR	2.09	10/19/26	24,091
LCH.Clearnet	HUF	940,473	Receives	6-month HUF BUBOR	2.04	10/20/26	34,775
LCH.Clearnet	HUF	1,295,926	Receives	6-month HUF BUBOR	2.04	10/20/26	47,919
LCH.Clearnet	HUF	972,374	Receives	6-month HUF BUBOR	2.08	10/28/26	26,287
LCH.Clearnet	HUF	2,407,181	Receives	6-month HUF BUBOR	2.06	10/28/26	77,896
LCH.Clearnet	HUF	1,456,978	Receives	6-month HUF BUBOR	2.09	11/2/26	38,281
LCH.Clearnet	HUF	975,542	Receives	6-month HUF BUBOR	2.18	11/3/26	(7,194)
LCH.Clearnet	HUF	5,260,958	Receives	6-month HUF BUBOR	2.13	11/4/26	51,865
LCH.Clearnet	HUF	956,538	Receives	6-month HUF BUBOR	2.15	11/7/26	4,976
LCH.Clearnet	HUF	950,203	Receives	6-month HUF BUBOR	2.12	11/8/26	15,557
LCH.Clearnet	HUF	2,616,226	Receives	6-month HUF BUBOR	2.14	11/10/26	19,885
LCH.Clearnet	HUF	4,379,300	Receives	6-month HUF BUBOR	2.66	2/8/27	(596,411)
LCH.Clearnet	JPY	1,114,835	Receives	6-month JPY-LIBOR-BBA	0.62	12/19/46	581,398
LCH.Clearnet	JPY	1,206,794	Receives	6-month JPY-LIBOR-BBA	0.81	12/19/46	52,686
LCH.Clearnet	JPY	1,346,165	Receives	6-month JPY-LIBOR-BBA	0.61	12/19/46	730,211
LCH.Clearnet	JPY	1,413,260	Receives	6-month JPY-LIBOR-BBA	0.78	12/19/46	165,597
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA	0.85	6/19/47	(19,199)
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA	0.86	6/19/47	(22,696)
LCH.Clearnet(1)	JPY	1,525,000	Receives	6-month JPY-LIBOR-BBA	0.89	9/18/47	(155,424)
LCH.Clearnet(1)	JPY	1,630,000	Receives	6-month JPY-LIBOR-BBA	0.89	9/18/47	(182,293)
LCH.Clearnet(1)	JPY	2,052,000	Receives	6-month JPY-LIBOR-BBA	0.92	9/18/47	(389,764)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96	4/29/24	2,005,862
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill	3.77	3/5/25	514,960
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill	4.05	6/16/25	587,534
LCH.Clearnet	NZD	25,600	Receives	3-month NZD Bank Bill	3.40	4/28/27	(375,852)
LCH.Clearnet	NZD	19,400	Receives	3-month NZD Bank Bill	3.40	5/8/27	(201,432)
LCH.Clearnet	NZD	19,535	Receives	3-month NZD Bank Bill	3.41	5/8/27	(215,833)
LCH.Clearnet	NZD	45,772	Receives	3-month NZD Bank Bill	3.49	5/11/27	(753,200)
LCH.Clearnet	NZD	16,873	Receives	3-month NZD Bank Bill	3.31	5/18/27	(78,353)
LCH.Clearnet	NZD	82,060	Receives	3-month NZD Bank Bill	3.17	6/26/27	498,331
LCH.Clearnet	PLN	31,365	Pays	6-month PLN WIBOR	2.41	12/13/21	125,326
LCH.Clearnet	PLN	84,093	Pays	6-month PLN WIBOR	2.46	1/12/22	371,106
LCH.Clearnet	PLN	86,972	Pays	6-month PLN WIBOR	2.44	1/13/22	354,901
LCH.Clearnet	PLN	43,620	Pays	6-month PLN WIBOR	2.23	7/28/26	(592,135)
LCH.Clearnet	PLN	31,466	Pays	6-month PLN WIBOR	2.22	8/1/26	(328,396)
LCH.Clearnet	PLN	11,391	Pays	6-month PLN WIBOR	2.28	9/21/26	(109,588)
LCH.Clearnet	PLN	11,676	Pays	6-month PLN WIBOR	2.30	9/21/26	(106,589)
LCH.Clearnet	PLN	30,472	Pays	6-month PLN WIBOR	2.30	9/21/26	(278,177)
LCH.Clearnet	PLN	12,047	Pays	6-month PLN WIBOR	2.49	10/13/26	(56,576)
LCH.Clearnet	PLN	12,246	Pays	6-month PLN WIBOR	2.47	10/19/26	(64,852)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	18,369	Pays	6-month PLN WIBOR	2.46%		10/19/26	$(101,786)
LCH.Clearnet	PLN	13,442	Pays	6-month PLN WIBOR	2.43		10/20/26	(84,542)
LCH.Clearnet	PLN	18,368	Pays	6-month PLN WIBOR	2.44		10/20/26	(109,663)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.47		10/28/26	(75,273)
LCH.Clearnet	PLN	34,786	Pays	6-month PLN WIBOR	2.46		10/28/26	(196,721)
LCH.Clearnet	PLN	20,872	Pays	6-month PLN WIBOR	2.50		10/31/26	(98,255)
LCH.Clearnet	PLN	13,915	Pays	6-month PLN WIBOR	2.56		11/2/26	(45,358)
LCH.Clearnet	PLN	76,529	Pays	6-month PLN WIBOR	2.51		11/4/26	(338,916)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.54		11/7/26	(52,963)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.50		11/8/26	(66,765)
LCH.Clearnet	PLN	38,455	Pays	6-month PLN WIBOR	2.52		11/10/26	(169,906)
LCH.Clearnet	PLN	54,047	Pays	6-month PLN WIBOR	3.00		2/8/27	226,379
LCH.Clearnet(1)	USD	2,906	Receives	3-month USD-LIBOR-BBA	1.75	(2)	9/20/19	(2,210)
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	(11,364)
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(24,190)
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(30,354)
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	102,708
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	38,870
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	37,017
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	39,658
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	87,861
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	154,297
LCH.Clearnet	USD	9,452	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	(369)
LCH.Clearnet	USD	19,470	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	(7,407)
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	(15,457)
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	54,600
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	(1,859)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(57,623)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(58,417)
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	(52,569)
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	(110,871)
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	(47,203)
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	(16,483)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(136,157)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(118,338)
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(237,722)
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	(233,180)
LCH.Clearnet	USD	10,900	Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	(264,110)
LCH.Clearnet	USD	7,270	Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	(172,854)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	(233,803)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(222,921)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(223,884)
LCH.Clearnet	USD	9,980	Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	(230,647)
LCH.Clearnet	USD	11,050	Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(350,749)
LCH.Clearnet	USD	8,890	Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(282,661)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(315,906)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(319,566)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	36,174	Pays	3-month USD-LIBOR-BBA	1.20%	9/1/21	$(771,075)
LCH.Clearnet	USD	30,898	Pays	3-month USD-LIBOR-BBA	1.21	9/2/21	(642,818)
LCH.Clearnet	USD	26,930	Pays	3-month USD-LIBOR-BBA	1.96	1/6/22	146,119
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10	7/27/22	108,164
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06	7/30/22	52,410
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA	1.59	4/12/26	(204,466)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA	1.59	4/12/26	(279,071)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68	5/6/26	(359,142)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68	5/6/26	(362,223)
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA	1.66	5/9/26	(121,921)
LCH.Clearnet	USD	11,023	Pays	3-month USD-LIBOR-BBA	1.60	5/18/26	(504,966)
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA	1.72	5/20/26	(98,096)
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA	1.65	5/20/26	(228,326)
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA	1.69	6/3/26	(753,586)

							$(8,433,566)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Limited	KRW	10,399,175	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.91%	2/7/27	$(27,727)
Bank of America, N.A.	INR	1,289,700	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.12	6/14/22	(38,465)
Bank of America, N.A.	INR	530,900	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.09	6/15/22	(25,326)
Bank of America, N.A.	INR	1,553,100	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.15	6/29/22	(18,673)
Bank of America, N.A.	INR	3,828,300	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.21	7/10/22	109,969
Bank of America, N.A.	KRW	16,852,872	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	259,141
Bank of America, N.A.	KRW	18,861,477	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	215,866
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	215,699
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43	5/10/26	180,665
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	91,477
BNP Paribas	INR	1,100,000	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.10	6/23/22	(49,503)
BNP Paribas	KRW	42,483,815	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	651,219

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	KRW	6,695,245	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83%	1/17/27	$35,786
BNP Paribas	KRW	4,737,825	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.92	2/7/27	(16,638)
BNP Paribas	KRW	4,552,195	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	122,725
BNP Paribas	KRW	2,347,920	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.85	2/7/37	38,373
BNP Paribas	KRW	6,949,400	Receives	3-month Certificate of Deposit Rate (KWCDC)	2.03	7/12/37	(79,255)
Citibank, N.A.	COP	53,766,800	Pays	Colombia Overnight Interbank Reference Rate	5.62	3/1/19	136,439
Citibank, N.A.	COP	82,252,400	Pays	Colombia Overnight Interbank Reference Rate	5.75	3/3/19	271,676
Citibank, N.A.	COP	82,252,400	Pays	Colombia Overnight Interbank Reference Rate	5.74	3/6/19	269,245
Citibank, N.A.	INR	830,800	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.14	6/29/22	(18,304)
Citibank, N.A.	INR	1,683,600	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.12	6/29/22	(53,944)
Citibank, N.A.	INR	3,572,200	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.18	6/30/22	28,406
Citibank, N.A.	KRW	40,771,523	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	493,243
Citibank, N.A.	KRW	9,903,755	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	48,939
Citibank, N.A.	KRW	5,623,300	Receives	3-month Certificate of Deposit Rate (KWCDC)	2.03	7/12/37	(61,480)
Deutsche Bank AG	AED	35,730	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(83,616)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(91,099)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(104,189)
Deutsche Bank AG	AED	35,700	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	45,889
Deutsche Bank AG	AED	35,745	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	48,309
Deutsche Bank AG	AED	39,320	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	62,076
Deutsche Bank AG	COP	129,980,600	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	263,932
Deutsche Bank AG	COP	25,671,200	Pays	Colombia Overnight Interbank Reference Rate	5.41	3/22/19	40,820
Deutsche Bank AG	COP	129,088,100	Pays	Colombia Overnight Interbank Reference Rate	5.36	3/26/19	175,844
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(983,371)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(1,434,433)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64%	2/25/21	$(34,667)
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	(104,725)
Goldman Sachs International	AED	21,502	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(463)
Goldman Sachs International	AED	21,500	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	(918)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(19,697)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(2,205)
Goldman Sachs International	AED	42,875	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(109,543)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(80,357)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(83,349)
Goldman Sachs International	COP	39,258,700	Pays	Colombia Overnight Interbank Reference Rate	5.83	2/28/19	145,731
Goldman Sachs International	COP	135,879,000	Pays	Colombia Overnight Interbank Reference Rate	5.65	3/1/19	367,887
Goldman Sachs International	COP	129,980,700	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	260,266
Goldman Sachs International	ILS	134,768	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	(523,423)
Goldman Sachs International	ILS	118,400	Receives	3-month Tel Aviv Interbank Offered Rate	0.74	9/2/21	(488,718)
Goldman Sachs International	INR	914,286	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.10	6/15/22	(39,030)
Goldman Sachs International	INR	207,000	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.12	6/19/22	(6,408)
Goldman Sachs International	INR	1,559,500	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.16	6/29/22	(13,547)
Goldman Sachs International	INR	1,504,100	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.23	7/7/22	61,015
Goldman Sachs International	KRW	7,299,300	Receives	3-month Certificate of Deposit Rate (KWCDC)	2.03	7/12/37	(79,804)
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	(44,287)
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	(155,755)
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	(218,262)
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	(227,218)
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	(269,764)
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(720,048)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41%	8/22/20	$(1,409,461)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	(150,036)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	(247,784)
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	(179,514)
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	(18,247)
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	276,287
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	(7,788)
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	336,631
Goldman Sachs International	SAR	44,404	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	205,441
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	3,427
JPMorgan Chase Bank, N.A.	INR	54,622	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.16	6/21/22	(286)
JPMorgan Chase Bank, N.A.	INR	940,000	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.22	7/6/22	29,105
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	538,660
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	275,747
Morgan Stanley & Co. International PLC	INR	1,606,600	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.22	7/11/22	53,985
Nomura International PLC	INR	2,300,000	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.12	6/27/22	(78,973)
Nomura International PLC	KRW	4,440,805	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	119,722
Nomura International PLC	KRW	5,883,080	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	2/7/37	98,465
Standard Chartered Bank	INR	162,100	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.13	6/19/22	(3,935)

							$(1,826,128)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX Emerging Markets Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/22	1.90%	$(40,354)	$41,925	$1,571

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Turkey	ICE Clear Credit	$9,840	1.00	%(1)	6/20/20	1.06%	$(4,756)	$354,881	$350,125

Total		$10,840					$(45,110)	$396,806	$351,696

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Chile	ICE Clear Credit		$77,807	1.00	%(1)	6/20/22	$(1,352,079)	$869,375	$(482,704)
Colombia	ICE Clear Credit		52,049	1.00	(1)	6/20/27	5,275,858	(5,244,369)	31,489
Malaysia	ICE Clear Credit		5,360	1.00	(1)	6/20/22	(53,196)	(21,812)	(75,008)
Malaysia	ICE Clear Credit		9,065	1.00	(1)	6/20/22	(89,967)	(34,848)	(124,815)
Malaysia	ICE Clear Credit		177,285	1.00	(1)	6/20/22	(1,755,197)	(1,268,783)	(3,023,980)
Markit iTraxx Europe Subordinated Financials Index	ICE Clear Credit	EUR	158,060	1.00	(1)	6/20/22	(4,718,450)	796,965	(3,921,485)
Qatar	ICE Clear Credit		$105,613	1.00	(1)	6/20/22	(456,501)	1,047,715	591,214
Qatar	ICE Clear Credit		28,560	1.00	(1)	6/20/22	(123,712)	433,553	309,841
Russia	ICE Clear Credit		161,013	1.00	(1)	6/20/22	4,473,035	(5,404,794)	(931,759)
South Africa	ICE Clear Credit		76,950	1.00	(1)	6/20/21	1,132,190	(5,834,925)	(4,702,735)

Total							$2,331,981	$(14,661,923)	$(12,329,942)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Cyprus	Goldman Sachs International	$3,268	1.00	%(1)	6/20/21	2.04%	$(118,979)	$200,984	$82,005
Cyprus	Goldman Sachs International	5,000	1.00	(1)	12/20/21	2.14	(224,182)	237,944	13,762
Turkey	BNP Paribas	11,545	1.00	(1)	6/20/20	1.06	(5,580)	430,989	425,409
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	1.18	(56,110)	649,409	593,299
Turkey	BNP Paribas	9,935	1.00	(1)	12/20/20	1.27	(77,486)	378,710	301,224
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	1.91	(517,002)	374,837	(142,165)
Turkey	BNP Paribas	28,837	1.00	(1)	12/20/26	2.67	(3,644,091)	4,525,254	881,163

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Turkey	BNP Paribas	$27,684	1.00	%(1)	12/20/26	2.67%	$(3,498,328)	$4,344,244	$845,916
Turkey	BNP Paribas	14,660	1.00	(1)	6/20/27	2.71	(1,965,168)	2,161,501	196,333
Turkey	BNP Paribas	8,798	1.00	(1)	6/20/27	2.71	(1,179,125)	1,257,507	78,382
Turkey	BNP Paribas	8,799	1.00	(1)	6/20/27	2.71	(1,178,281)	1,247,389	69,108
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	0.48	152,057	125,364	277,421
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	0.48	91,341	71,181	162,522
Turkey	Goldman Sachs International	14,470	1.00	(1)	6/20/20	1.06	(6,994)	444,876	437,882
Turkey	Goldman Sachs International	11,535	1.00	(1)	12/20/26	2.67	(1,457,637)	1,820,924	363,287
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00	(1)	6/20/20	1.06	(5,940)	446,427	440,487
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	1.91	(312,490)	283,458	(29,032)
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	0.48	152,069	126,857	278,926
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	0.48	91,341	73,301	164,642
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	0.48	45,316	37,995	83,311
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	0.48	30,447	25,133	55,580
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	0.48	29,739	22,717	52,456
Turkey	Nomura International PLC	8,100	1.00	(1)	6/20/20	1.06	(3,915)	261,450	257,535

Total		$281,616					$(13,658,998)	$19,548,451	$5,889,453

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$2,009	1.00	%(1)	6/20/18	$(15,909)	$(2,044)	$(17,953)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	(28,156)	(6,678)	(34,834)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	(22,092)	(6,223)	(28,315)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(68,296)	19,956	(48,340)
Colombia	BNP Paribas	8,751	1.00	(1)	6/20/27	886,838	(856,883)	29,955
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(8,543)	(10,403)	(18,946)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	(28,697)	(55,727)	(84,424)
Croatia	BNP Paribas	915	1.00	(1)	3/20/20	(8,591)	(39,818)	(48,409)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(6,408)	(7,709)	(14,117)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(21,358)	(26,292)	(47,650)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	(10,993)	(22,335)	(33,328)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	(6,739)	(13,314)	(20,053)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	(9,203)	(21,170)	(30,373)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	(40,436)	(91,841)	(132,277)
Croatia	Citibank, N.A.	400	1.00	(1)	3/20/20	(3,756)	(15,812)	(19,568)
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	(1,395)	(6,484)	(7,879)
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	(10,838)	(51,584)	(62,422)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(8,543)	(10,306)	(18,849)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	(29,507)	(70,803)	(100,310)
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	(25,068)	(104,207)	(129,275)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	(38,963)	(162,133)	(201,096)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	(18,809)	(89,825)	(108,634)
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	(16,217)	(32,948)	(49,165)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	JPMorgan Chase Bank, N.A.	$1,533	1.00	%(1)	6/20/18	$(11,109)	$(25,575)	$(36,684)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(5,916)	(6,904)	(12,820)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(6,813)	(8,502)	(15,315)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(10,679)	(13,061)	(23,740)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(10,679)	(13,314)	(23,993)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	(7,275)	(14,923)	(22,198)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	(17,602)	(32,525)	(50,127)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	(8,428)	(20,250)	(28,678)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	(18,117)	(39,866)	(57,983)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	(19,892)	(48,930)	(68,822)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	(37,928)	(55,542)	(93,470)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	24,980	(90,967)	(65,987)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	24,980	(91,000)	(66,020)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(127,762)	49,924	(77,838)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(137,834)	58,234	(79,600)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(24,339)	3,263	(21,076)
Malaysia	Citibank, N.A.	9,132	1.00	(1)	6/20/22	(90,632)	(38,195)	(128,827)
Oman	Bank of America, N.A.	17,964	1.00	(1)	6/20/22	955,870	(877,238)	78,632
Poland	Bank of America, N.A.	5,200	1.00	(1)	9/20/19	(93,978)	37,292	(56,686)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(72,469)	34,427	(38,042)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(57,182)	24,002	(33,180)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(5,508)	5,127	(381)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(5,508)	4,830	(678)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(81,125)	44,487	(36,638)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(11,083)	6,048	(5,035)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	(5,156)	12,793	7,637
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	37,865	4,065	41,930
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	17,749	10,678	28,427
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(5,498)	3,617	(1,881)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(20,603)	17,742	(2,861)
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(5,498)	3,409	(2,089)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(17,747)	11,005	(6,742)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(15,331)	9,686	(5,645)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(30,755)	16,356	(14,399)
Qatar	Goldman Sachs International	1,360	1.00	(1)	12/20/20	(15,366)	(21,763)	(37,129)
Qatar	Goldman Sachs International	7,960	1.00	(1)	12/20/20	(89,937)	(86,655)	(176,592)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	14,083	(4,583)	9,500
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	20,582	1,057	21,639

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	JPMorgan Chase Bank, N.A.	$580	1.00	%(1)	3/20/19	$(5,357)	$3,194	$(2,163)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(5,202)	4,849	(353)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(10,526)	7,299	(3,227)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(15,504)	9,332	(6,172)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(5,726)	3,122	(2,604)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(14,223)	7,999	(6,224)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	64,008	13,162	77,170
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	36,885	(12,164)	24,721
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	611,269	(532,832)	78,437
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	1,098,948	(1,060,893)	38,055
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	208,767	(192,424)	16,343
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	313,150	(380,358)	(67,208)
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	129,435	(134,986)	(5,551)
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	129,435	(138,691)	(9,256)
South Africa	BNP Paribas	2,940	1.00	(1)	12/20/25	305,970	(413,413)	(107,443)
South Africa	BNP Paribas	13,330	1.00	(1)	12/20/25	1,387,271	(2,082,766)	(695,495)
South Africa	BNP Paribas	15,990	1.00	(1)	12/20/25	1,664,101	(2,499,827)	(835,726)
South Africa	BNP Paribas	26,186	1.00	(1)	12/20/25	2,725,212	(3,917,594)	(1,192,382)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	154,487	(194,843)	(40,356)
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	202,921	(246,007)	(43,086)
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	237,994	(287,291)	(49,297)
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	128,183	(150,601)	(22,418)
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	626,300	(759,704)	(133,404)
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	124,939	(138,475)	(13,536)
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	336,066	(339,436)	(3,370)
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	118,001	(125,594)	(7,593)
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	41,753	(39,819)	1,934
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	357,354	(389,792)	(32,438)
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(58,610)	(83,879)	(142,489)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(59,123)	(74,131)	(133,254)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(28,066)	(37,926)	(65,992)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(99,507)	(136,996)	(236,503)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Barclays Bank PLC	$3,200	1.00	%(1)	12/20/20	$(81,647)	$(161,220)	$(242,867)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(138,388)	(191,987)	(330,375)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(138,388)	(216,257)	(354,645)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(149,818)	(460,420)	(610,238)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(58,495)	(124,076)	(182,571)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(138,388)	(209,622)	(348,010)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(89,301)	(141,001)	(230,302)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(329,644)	(1,453,264)	(1,782,908)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(46,580)	416	(46,164)

Total						$10,016,637	$(20,095,250)	$(10,078,613)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $292,456,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21	6-month USD-LIBOR-BBA + 115 bp on $8,023,055 (Notional Amount) plus Notional Amount at termination date	12/17/21	$104,395
Goldman Sachs International	EGP	169,075	Total Return on Egypt Treasury Bill, 0.00% due 1/23/18	3-month USD-LIBOR-BBA + 75 bp on $6,407,181 (Notional Amount) plus Notional Amount at termination date	1/23/18	91,028

						$195,423

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	6-month USD-LIBOR-BBA on USD 21,050,185 plus KRW 23,866,700,000	1.10% on KRW 23,866,700,000 plus USD 21,050,185	3/2/20	$(255,315)
BNP Paribas	6-month USD-LIBOR-BBA on USD 15,735,726 plus KRW 18,214,100,000	1.19% on KRW 18,214,100,000 plus USD 15,735,726	3/8/20	(570,906)
BNP Paribas	6-month USD-LIBOR-BBA on USD 21,119,874 plus KRW 23,521,200,000	1.23% on KRW 23,521,200,000 plus USD 21,119,874	3/31/20	22,315
BNP Paribas	6-month USD-LIBOR-BBA on USD 12,203,046 plus KRW 13,849,000,000	1.18% on KRW 13,849,000,000 plus USD 12,203,046	4/20/20	(193,348)

				$(997,254)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ARS	-	Argentine Peso

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2017 were $33,810,384 or 1.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Numbers of Contracts	Principal Amount of Contracts (000’s omitted)		Premiums Received
Currency		EUR	USD	USD
Outstanding, beginning of period	—	—	147,066	10,244,366
Options written	1,716	101,226	1,145,953	27,411,078
Options terminated in closing purchase transactions	—	—	(109,700)	(3,894,350)
Options exercised	—	—	(670,172)	(22,145,980)
Options expired	—	(101,226)	(51,273)	(2,646,833)

Outstanding, end of period	1,716	—	461,874	8,968,281

EUR	-	Euro

USD	-	United States Dollar

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, forward volatility agreements, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$1,158,422	$(2,183,617)

Total		$1,158,422	$(2,183,617)

Credit	Credit Default Swaps	$13,577,706	$(17,220,067)
Credit	Credit Default Swaps (Centrally Cleared)*	1,284,240	(13,262,486)

Total		$14,861,946	$(30,482,553)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures Contracts*	$—	$(104,757)
Equity Price	Options Purchased	3,751,829	—
Equity Price	Options Written	—	(729,300)

Total		$3,751,829	$(834,057)

Foreign Exchange	Currency Options Purchased	$4,525,824	$—
Foreign Exchange	Currency Options Written	—	(1,445,119)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	35,291,044	(96,136,842)
Foreign Exchange	Forward Volatility Agreements	174,337	(109,731)
Foreign Exchange	Total Return Swaps	195,423	—

Total		$40,186,628	$(97,691,692)

Interest Rate	Cross-Currency Swaps	$22,315	$(1,019,569)
Interest Rate	Futures Contracts*	1,097,607	—
Interest Rate	Inflation Swaps	1,010,628	—
Interest Rate	Inflation Swaps (Centrally Cleared)	307,158	—
Interest Rate	Interest Rate Swaps	6,578,107	(8,404,235)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	8,331,791	(16,765,357)
Interest Rate	Interest Rate Swaptions Purchased	135,976	—
Interest Rate	Non-deliverable Bond Forward Contracts	299,011	(82,113)

Total		$17,782,593	$(26,271,274)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2017 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid (Received)	Principal Amount		Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
Barclays Bank PLC	6/28/17	On Demand	(1)	1.75%	USD	4,342,229	$ 4,348,984	$5,325,750
Barclays Bank PLC	6/28/17	On Demand	(1)	1.75	USD	4,346,100	4,352,861	5,372,175
Barclays Bank PLC	7/6/17	On Demand	(1)	1.95	USD	21,701,152	21,727,013	26,628,750
Barclays Bank PLC	7/6/17	On Demand	(1)	1.95	USD	21,704,535	21,730,400	26,860,875
Barclays Bank PLC	7/24/17	On Demand	(1)	1.95	USD	16,201,234	16,206,499	19,215,306
Barclays Bank PLC	7/24/17	On Demand	(1)	1.95	USD	22,403,126	22,410,407	26,753,431
Citibank, N.A.	7/19/17	10/19/17		2.10	AUD	32,524,834	26,036,472	27,285,249
JPMorgan Chase Bank, N.A.	6/13/17	8/7/17		1.90	AUD	87,253,996	69,970,285	68,731,843
JPMorgan Chase Bank, N.A.	7/5/17	On Demand	(1)	0.90	USD	1,699,096	1,700,031	2,075,000

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD	-	Australian Dollar

USD	-	United States Dollar

At July 31, 2017, the remaining contractual maturity of the reverse repurchase agreements was as follows: overnight and continuous ($92,397,472), up to 30 days ($69,803,197), and 30 to 90 days ($26,019,867).

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,744,383,874

Gross unrealized appreciation	$96,264,629
Gross unrealized depreciation	(52,404,764)

Net unrealized appreciation	$43,859,865

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Foreign Government Bonds	$—	$1,825,426,931		$—	$1,825,426,931
Foreign Corporate Bonds	—	56,653,262		—	56,653,262
Sovereign Loans	—	105,324,132		—	105,324,132
Collateralized Mortgage Obligations	—	1,461,483		—	1,461,483
Common Stocks	83,424,722	110,542,811	*	—	193,967,533
Currency Options Purchased	—	4,525,824		—	4,525,824
Call Options Purchased	—	2,293,229		—	2,293,229
Put Options Purchased	1,458,600	—		—	1,458,600
Interest Rate Swaptions Purchased	—	135,976		—	135,976
Short-Term Investments —
Foreign Government Securities	—	148,029,545		—	148,029,545
U.S. Treasury Obligations	—	59,430,228		—	59,430,228
Repurchase Agreements	—	5,576,670		—	5,576,670
Other	—	351,648,164		—	351,648,164
Total Investments	$84,883,322	$2,671,048,255		$—	$2,755,931,577

Asset Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$35,291,044	$—	$35,291,044
Forward Volatility Agreements	—	174,337	—	174,337
Non-deliverable Bond Forward Contracts	—	299,011	—	299,011
Futures Contracts	2,256,029	—	—	2,256,029
Swap Contracts	—	40,904,211	—	40,904,211
Total	$87,139,351	$2,747,716,858	$—	$2,834,856,209

Liability Description
Currency Options Written	$—	$(1,445,119)	$—	$(1,445,119)
Put Options Written	(729,300)	—	—	(729,300)
Securities Sold Short	—	(5,198,555)	—	(5,198,555)
Forward Foreign Currency Exchange Contracts	—	(96,136,842)	—	(96,136,842)
Forward Volatility Agreements	—	(109,731)	—	(109,731)
Non-deliverable Bond Forward Contracts	—	(82,113)	—	(82,113)
Futures Contracts	(2,183,617)	(104,757)	—	(2,288,374)
Swap Contracts	—	(52,003,440)	—	(52,003,440)
Total	$(2,912,917)	$(155,080,557)	$—	$(157,993,474)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black-Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017